Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$353,527	$938	$352,589	$349,279	$899	$348,380
Personal loans	101,041	2,204	98,837	99,431	2,137	97,294
Credit cards	15,494	1,100	14,394	14,518	1,083	13,435
Business and government	290,608	1,271	289,337	287,107	1,229	285,878
Total	$760,670	$5,513	$755,157	$750,335	$5,348	$744,987
(b) Impaired loans
(1)(2)

	As at
	January 31, 2023			October 31, 2022
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,539	$428	$1,111	$1,386	$406	$980
Personal loans	968	563	405	848	551	297
Credit cards	–	–	–	–	–	–
Business and government	2,597	663	1,934	2,552	678	1,874
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
By geography:
Canada	$1,212	$434	$778	$1,054	$440	$614
United States	–	–	–	–	–	–
Mexico	1,034	295	739	1,020	294	726
Peru	720	351	369	761	352	409
Chile	953	243	710	740	202	538
Colombia	306	72	234	301	67	234
Other international	879	259	620	910	280	630
Total	$5,104	$1,654	$3,450	$4,786	$1,635	$3,151
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2023 was $12 (October 31, 2022 – $11).
(2)	Additional interest income of approximately $86 would have been recorded if the above loans had not been classified as impaired (October 31, 2022 – $81).
(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the determination of the allowance for credit losses to capture, as described above, all relevant risk factors up to the end of the reporting period. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models. The base case is less favourable this quarter, as stronger observed inflation pressures – and the U.S. Federal Reserve’s stronger tone – will bring monetary policy rates to higher than previously forecasted levels. The optimistic scenario features somewhat stronger economic activity relative to the base case.
The two pessimistic scenarios were updated this quarter around the potential risk of stagflation and recession and are built around alternative assumptions on the source, duration and impact of stagflation shocks. These pessimistic scenarios are less severe than last quarter as they reflect less uncertainty in regard to the impact of the Russia/Ukraine war, and a portion of the previously assumed risk of strong inflation has materialized and is now captured in the base case.
The pessimistic scenarios both feature a protracted period of elevated financial market uncertainty and a further disruption to supply chains with these being more severe in the very pessimistic scenario. The pessimistic scenario also adds high commodity prices as a source for stagflation shock, while these are simply reacting (negatively) to the weaker global economic in the very pessimistic scenario. Consequently these scenarios feature much higher inflation compared to the base case scenario resulting in a rapid deceleration of growth. In the pessimistic scenario, stagflation is short-lived, while in the very pessimistic scenario, the stagflation shock is strong and persists for a longer period of time.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at January 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	0.8	2.3	1.7	3.6	-2.2	3.1	-3.2	3.1
Consumer price index, y/y %	4.1	1.8	4.3	2.3	6.3	2.0	7.0	2.0
Unemployment rate, average %	5.8	6.1	5.4	4.5	7.8	6.5	8.6	6.8
Bank of Canada overnight rate target, average %	4.2	2.5	4.5	3.7	4.8	2.8	5.1	3.0
HPI - Housing Price Index, y/y % change	-13.1	0.2	-12.6	1.7	-15.8	0.2	-16.7	0.2
USD/CAD exchange rate, average	1.33	1.24	1.32	1.24	1.33	1.25	1.33	1.25
U.S.
Real GDP growth, y/y % change	0.6	1.9	1.3	2.7	-2.3	2.7	-3.2	2.8
Consumer price index, y/y %	5.0	2.3	5.2	2.6	7.3	2.4	8.1	2.5
Target federal funds rate, upper limit, average %	4.9	2.8	5.2	4.0	5.6	3.1	5.8	3.3
Unemployment rate, average %	4.2	4.8	4.0	4.4	6.0	5.2	6.7	5.4
Mexico
Real GDP growth, y/y % change	0.8	2.2	1.5	3.1	-1.8	2.9	-2.7	3.0
Unemployment rate, average %	3.9	3.8	3.7	3.1	5.6	4.3	6.3	4.6
Chile
Real GDP growth, y/y % change	-1.7	2.5	-0.7	3.6	-4.4	3.3	-5.3	3.4
Unemployment rate, average %	9.1	7.3	8.8	6.7	10.9	7.6	11.6	7.8
Peru
Real GDP growth, y/y % change	2.4	2.3	2.7	3.7	-0.6	3.1	-1.5	3.2
Unemployment rate, average %	7.4	7.3	7.2	5.8	9.4	7.8	10.6	8.3
Colombia
Real GDP growth, y/y % change	2.0	2.7	4.5	4.2	-1.0	3.4	-1.9	3.6
Unemployment rate, average %	10.7	10.3	9.4	7.0	12.7	10.7	14.3	11.5
Caribbean
Real GDP growth, y/y % change	3.7	3.9	4.3	4.8	1.0	4.6	0.1	4.7
Global
WTI oil price, average USD/bbl	94	69	99	81	108	71	80	65
Copper price, average USD/lb	3.50	4.51	3.61	5.02	3.71	4.54	3.21	4.38
Global GDP, y/y % change	2.07	2.52	2.80	3.47	-0.47	3.23	-1.31	3.32
	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Very Pessimistic
As at October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI - Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USD/CAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7
Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4
Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0
Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2
Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3
Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8
Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $3,998 million (October 31, 2022 – $3,847 million) from $3,901 million (October 31, 2022 – $3,609 million). If the Bank was to only use the very pessimistic scenario for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be $538 million (October 31, 2022 – $1,096 million) higher than the reported allowance for credit losses as at January 31, 2023. The decrease in quantitative impact quarter over quarter reflects that the pessimistic scenarios are less severe than last quarter given a portion of the previously assumed risk of strong inflation has materialized and is now captured in the base case. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors. Furthermore, the consideration of qualitative overlays or expert credit judgement is not considered.
Under the current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $541 million (October 31, 2022 – $521 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2022	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2023
Residential mortgages	$899	$31	$(15)	$23	$938
Personal loans	2,137	276	(250)	41	2,204
Credit cards	1,083	191	(204)	30	1,100
Business and government	1,368	140	(94)	(3)	1,411
	$5,487	$638	$(563)	$91	$5,653
Presented as:
Allowance for credit losses on loans	$5,348				$5,513
Allowance for credit losses on acceptances (1)	31				40
Allowance for credit losses on off-balance sheet exposures (2)	108				100
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2022
Residential mortgages	$802	$26	$(14)	$21	$835
Personal loans	2,341	111	(240)	37	2,249
Credit cards	1,211	73	(139)	20	1,165
Business and government	1,374	12	(64)	9	1,331
	$5,728	$222	$(457)	$87	$5,580
Presented as:
Allowance for credit losses on loans	$5,626				$5,492
Allowance for credit losses on acceptances (1)	37				33
Allowance for credit losses on off-balance sheet exposures (2)	65				55
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$209	$301	$428	$938
Personal loans	673	968	563	2,204
Credit cards	436	664	–	1,100
Business and government	315	293	663	1,271
Total (1)	$1,633	$2,226	$1,654	$5,513
(1)	Excludes allowance for credit losses of $155 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348
(1)	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at January 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$161	$279	$395	$835
Personal loans	655	1,020	574	2,249
Credit cards	399	766	–	1,165
Business and government	198	391	654	1,243
Total (1)	$1,413	$2,456	$1,623	$5,492
(1)	Excludes allowance for credit losses of $91 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
The following table presents the changes to the allowance for credit losses on loans.

	As at January 31, 2023				As at January 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$197	$296	$406	$899	$152	$276	$374	$802
Provision for credit losses
Remeasurement (1)	(31)	9	49	27	(19)	11	29	21
Newly originated or purchased financial assets	9	–	–	9	10	–	–	10
Derecognition of financial assets and maturities	(2)	(3)	–	(5)	(2)	(3)	–	(5)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	37	(29)	(8)	–	19	(17)	(2)	–
Stage 2	(7)	31	(24)	–	(2)	7	(5)	–
Stage 3	–	(13)	13	–	–	(3)	3	–
Gross write-offs	–	–	(22)	(22)	–	–	(21)	(21)
Recoveries	–	–	7	7	–	–	7	7
Foreign exchange and other movements	6	10	7	23	3	8	10	21
Balance at end of period (2)	$209	$301	$428	$938	$161	$279	$395	$835
Personal loans
Balance at beginning of period	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Provision for credit losses
Remeasurement (1)	(181)	242	183	244	(156)	95	144	83
Newly originated or purchased financial assets	90	–	–	90	75	–	–	75
Derecognition of financial assets and maturities	(21)	(37)	–	(58)	(18)	(29)	–	(47)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	157	(154)	(3)	–	130	(127)	(3)	–
Stage 2	(46)	63	(17)	–	(30)	44	(14)	–
Stage 3	(2)	(84)	86	–	(1)	(50)	51	–
Gross write-offs	–	–	(307)	(307)	–	–	(307)	(307)
Recoveries	–	–	57	57	–	–	67	67
Foreign exchange and other movements	11	17	13	41	11	16	10	37
Balance at end of period (2)	$673	$968	$563	$2,204	$655	$1,020	$574	$2,249
Credit cards
Balance at beginning of period	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Provision for credit losses
Remeasurement (1)	(74)	111	140	177	(52)	5	109	62
Newly originated or purchased financial assets	47	–	–	47	28	–	–	28
Derecognition of financial assets and maturities	(17)	(16)	–	(33)	(10)	(7)	–	(17)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	67	(67)	–	–	87	(87)	–	–
Stage 2	(35)	35	–	–	(13)	13	–	–
Stage 3	–	(60)	60	–	–	(28)	28	–
Gross write-offs	–	–	(241)	(241)	–	–	(192)	(192)
Recoveries	–	–	37	37	–	–	53	53
Foreign exchange and other movements	12	14	4	30	7	11	2	20
Balance at end of period (2)	$436	$664	$–	$1,100	$399	$766	$–	$1,165
Total retail loans
Balance at beginning of period	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Provision for credit losses
Remeasurement (1)	(286)	362	372	448	(227)	111	282	166
Newly originated or purchased financial asset s	146	–	–	146	113	–	–	113
Derecognition of financial assets and maturities	(40)	(56)	–	(96)	(30)	(39)	–	(69)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	261	(250)	(11)	–	236	(231)	(5)	–
Stage 2	(88)	129	(41)	–	(45)	64	(19)	–
Stage 3	(2)	(157)	159	–	(1)	(81)	82	–
Gross write-offs	–	–	(570)	(570)	–	–	(520)	(520)
Recoveries	–	–	101	101	–	–	127	127
Foreign exchange and other movements	29	41	24	94	21	35	22	78
Balance at end of period (2)	$1,318	$1,933	$991	$4,242	$1,215	$2,065	$969	$4,249
Non-retail loans:
Business and government
Balance at beginning of period	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Provision for credit losses
Remeasurement (1)	20	11	85	116	(30)	(14)	76	32
Newly originated or purchased financial assets	97	–	–	97	56	–	–	56
Derecognition of financial assets and maturities	(73)	(8)	(3)	(84)	(41)	(20)	(11)	(72)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	22	(22)	–	–	42	(42)	–	–
Stage 2	(8)	8	–	–	(8)	8	–	–
Stage 3	–	(1)	1	–	–	–	–	–
Gross write-offs	–	–	(106)	(106)	–	–	(73)	(73)
Recoveries	–	–	12	12	–	–	9	9
Foreign exchange and other movements	–	4	(5)	(1)	2	9	(2)	9
Balance at end of period including off-balance sheet exposures (2)	$380	$312	$679	$1,371	$233	$411	$654	$1,298
Less: Allowance for credits losses on off-balance sheet exposures (3)	(65)	(19)	(16)	(100)	(35)	(20)	–	(55)
Balance at end of period (2)	$315	$293	$663	$1,271	$198	$391	$654	$1,243
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Additional interest income of approximately $86 would have been recorded if the above loans had not been classified as impaired (January 31, 2022 – $61).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$207,851	$583	$–	$208,434	$208,526	$635	$–	$209,161
Low	93,497	930	–	94,427	90,745	1,172	–	91,917
Medium	19,848	1,102	–	20,950	18,399	1,032	–	19,431
High	3,067	2,732	–	5,799	2,759	2,680	–	5,439
Very high	62	1,707	–	1,769	53	1,429	–	1,482
Loans not graded (2)	19,396	1,213	–	20,609	19,276	1,187	–	20,463
Default	–	–	1,539	1,539	–	–	1,386	1,386
Total	$343,721	$8,267	$1,539	$353,527	$339,758	$8,135	$1,386	$349,279
Allowance for credit losses	209	301	428	938	197	296	406	899
Carrying value	$343,512	$7,966	$1,111	$352,589	$339,561	$7,839	$980	$348,380
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,068	$186	$–	$30,254	$30,098	$285	$–	$30,383
Low	27,908	548	–	28,456	27,284	685	–	27,969
Medium	8,644	584	–	9,228	8,789	1,464	–	10,253
High	7,534	3,125	–	10,659	7,059	2,275	–	9,334
Very high	74	1,788	–	1,862	81	1,655	–	1,736
Loans not graded (2)	18,040	1,574	–	19,614	17,371	1,537	–	18,908
Default	–	–	968	968	–	–	848	848
Total	$92,268	$7,805	$968	$101,041	$90,682	$7,901	$848	$99,431
Allowance for credit losses	673	968	563	2,204	665	921	551	2,137
Carrying value	$91,595	$6,837	$405	$98,837	$90,017	$6,980	$297	$97,294
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,826	$54	$–	$1,880	$1,813	$47	$–	$1,860
Low	3,018	123	–	3,141	2,756	159	–	2,915
Medium	3,760	144	–	3,904	3,434	190	–	3,624
High	3,200	1,055	–	4,255	3,042	998	–	4,040
Very high	36	681	–	717	36	587	–	623
Loans not graded (1)	1,116	481	–	1,597	997	459	–	1,456
Default	–	–	–	–	–	–	–	–
Total	$12,956	$2,538	$–	$15,494	$12,078	$2,440	$–	$14,518
Allowance for credit losses	436	664	–	1,100	436	647	–	1,083
Carrying value	$12,520	$1,874	$–	$14,394	$11,642	$1,793	$–	$13,435
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$100,943	$6	$–	$100,949	$98,973	$6	$–	$98,979
Low	19,113	8	–	19,121	19,196	9	–	19,205
Medium	7,907	13	–	7,920	7,880	44	–	7,924
High	3,593	347	–	3,940	3,700	307	–	4,007
Very high	33	334	–	367	34	354	–	388
Loans not graded (1)	9,501	1,815	–	11,316	8,316	1,667	–	9,983
Default	–	–	–	–	–	–	–	–
Carrying value	$141,090	$2,523	$–	$143,613	$138,099	$2,387	$–	$140,486
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at January 31, 2023				As at October 31, 2022
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$340,688	$829	$–	$341,517	$339,410	$973	$–	$340,383
Low	143,536	1,609	–	145,145	139,981	2,025	–	142,006
Medium	40,159	1,843	–	42,002	38,502	2,730	–	41,232
High	17,394	7,259	–	24,653	16,560	6,260	–	22,820
Very high	205	4,510	–	4,715	204	4,025	–	4,229
Loans not graded (2)	48,053	5,083	–	53,136	45,960	4,850	–	50,810
Default	–	–	2,507	2,507	–	–	2,234	2,234
Total	$590,035	$21,133	$2,507	$613,675	$580,617	$20,863	$2,234	$603,714
Allowance for credit losses	1,318	1,933	991	4,242	1,298	1,864	957	4,119
Carrying value	$588,717	$19,200	$1,516	$609,433	$579,319	$18,999	$1,277	$599,595
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$162,899	$1,230	$–	$164,129	$162,696	$1,775	$–	$164,471
Non-investment grade	109,684	9,104	–	118,788	105,251	9,563	–	114,814
Watch list	22	2,693	–	2,715	22	2,890	–	2,912
Loans not graded (2)	2,365	14	–	2,379	2,346	12	–	2,358
Default	–	–	2,597	2,597	–	–	2,552	2,552
Total	$274,970	$13,041	$2,597	$290,608	$270,315	$14,240	$2,552	$287,107
Allowance for credit losses	315	293	663	1,271	255	296	678	1,229
Carrying value	$274,655	$12,748	$1,934	$289,337	$270,060	$13,944	$1,874	$285,878
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$227,270	$1,474	$–	$228,744	$222,734	$1,502	$–	$224,236
Non-investment grade	62,077	4,083	–	66,160	62,827	4,534	–	67,361
Watch list	5	639	–	644	4	604	–	608
Loans not graded (2)	4,738	1	–	4,739	4,573	–	–	4,573
Default	–	–	129	129	–	–	139	139
Total	$294,090	$6,197	$129	$300,416	$290,138	$6,640	$139	$296,917
Allowance for credit losses	65	19	16	100	67	24	17	108
Carrying value	$294,025	$6,178	$113	$300,316	$290,071	$6,616	$122	$296,809
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at January 31, 2023				As at October 31, 2022
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$390,169	$2,704	$–	$392,873	$385,430	$3,277	$–	$388,707
Non-investment grade	171,761	13,187	–	184,948	168,078	14,097	–	182,175
Watch list	27	3,332	–	3,359	26	3,494	–	3,520
Loans not graded (2)	7,103	15	–	7,118	6,919	12	–	6,931
Default	–	–	2,726	2,726	–	–	2,691	2,691
Total	$569,060	$19,238	$2,726	$591,024	$560,453	$20,880	$2,691	$584,024
Allowance for credit losses	380	312	679	1,371	322	320	695	1,337
Carrying value	$568,680	$18,926	$2,047	$589,653	$560,131	$20,560	$1,996	$582,687
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due wh
e
n a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at January 31, 2023 (2)				As at October 31, 2022 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,034	$509	$–	$1,543	$1,015	$482	$–	$1,497
Personal loans	525	300	–	825	505	254	–	759
Credit cards	192	129	270	591	173	113	249	535
Business and government	121	64	–	185	122	47	–	169
Total	$1,872	$1,002	$270	$3,144	$1,815	$896	$249	$2,960
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2023	October 31 2022
Unpaid principal balance (1)	$311	$309
Credit related fair value adjustments	(74)	(70)
Carrying value	237	239
Stage 3 allowance	(2)	(2)
Carrying value net related allowance	$235	$237
(1)	Represents principal amount owed net of write-offs.